Inventories, Net (Details) - Schedule of Inventories Net - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of inventories, net [Abstract]
Raw materials and supplies	$ 50,371	$ 42,701
Products in process	6,600	7,412
Finished products and merchandise	42,094	41,492
Inventory in transit	9,950	11,531
Subtotal	109,015	103,136
Less: Provision	(5,540)	(6,303)
Total	$ 103,475	$ 96,833